Business Acquisition and Contingent Consideration (Tables)	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Schedule of Total Purchase Consideration	The total purchase consideration consisted of the following:
Cash	$2,535,610
Fair value of contingent consideration	1,126,505
Total consideration	$3,662,115

Schedule of Non Contingent and Contingent Consideration Obligation

The activity of the non contingent and contingent consideration obligation for the years ending March 31, 2019, 2018 and 2017 and the allocation is as follows:

Activity is as follows:	Non Contingent	Contingent	Total
Balance at April 1, 2016	$1,257,995	$758,953	$2,016,948
Less: payments	—	—	—
Change in non-contingent/contingent	378,370	(295,181)	83,189
Balance at March 31, 2017	1,636,365	463,772	2,100,137
Less: payments	—	—	—
Change in non-contingent/contingent	266,022	(211,837)	54,185
Balance at March 31, 2018	1,902,387	251,935	2,154,322
Less: payments	—	—	—
Change in non-contingent/contingent	276,764	(240,796)	35,878
Balance at March 31, 2019	$2,179,061	$11,139	$2,190,200

Allocated as follows as of March 31, 2019:
Payable to Boston Scientific Corp.	$2,179,061	$—	$2,179,061
Contingent consideration – current	$—	$11,139	$11,139
Contingent consideration – non current	$—	$—	$—